Short-term bank borrowings	12 Months Ended
Dec. 31, 2019
Short-term bank borrowings
Short-term bank borrowings

10.    Short-term bank borrowings

	As of December 31,
	2018	2019
	RMB	RMB
Bank loans	395,000	490,000

The weighted average interest rates of bank loans as of December 31, 2018 and 2019 are 4.94% and 5.5%, respectively. All bank loans as of December 31, 2018 and 2019 are secured.

From February to July 2018, the Group borrowed a one-year short-term loan of total RMB296,000 from China Merchants Bank, at annual interest rate ranging from 4.35% to 5.66%. Placement of cash deposits of US$50,400 (equivalent to RMB345,996) in US$ deposit in China Merchants Bank was provided by a subsidiary of the Group, FDD Network Holding Ltd., as collateral of the borrowings. It was fully repaid during the year ended December 31, 2019.

In July 2018, the Group borrowed a loan of RMB49,000 from Bank of China in Shenzhen with a 284‑day term at annual interest rate of 4.79%. The short-term investment in wealth management product of RMB49,883 issued by Bank of China in Shenzhen are secured for the loan as collateral of the borrowings (see note 4). It was fully repaid during the year ended December 31, 2019.

From July to December 2018, the Group borrowed the loans of RMB50,000 from Bank of China in Shenzhen with a six-month term at annual interest rate of 6.09%. The Group pledged accounts receivable from real estate developers derived from the certain projects with the balance of RMB65,697 as of December 31, 2018 as security for the loans (see note 5). It was fully repaid during the year ended December 31, 2019.

In June 2019, Shenzhen Fangdd Network Technology Ltd. borrowed an 11-month loan of RMB50,000 from China Merchants Bank in Shenzhen, at annual interest rate of 4.35%. Placement of cash deposits of US$8,000 (equivalent to RMB55,810) was provided by Fangdd Network Holding Ltd. as collateral of the borrowings.

In June 2019, Shenzhen Fangdd Network Technology Ltd borrowed one-year loans of RMB50,000 RMB from Bank of Shanghai in Shenzhen, at annual interest rate of 4.35%. Placement of cash deposits of US$7,750 (equivalent to RMB54,065) with the bank was provided Fangdd Network Holding Ltd. as collateral of the borrowings.

In June 2019, Shenzhen Fangdd Network Technology Ltd borrowed one-year loans of RMB100,000 RMB from Agriculture Bank of China in Shenzhen, at annual interest rate of 4.35%. Placement of cash deposits of US$17,100 (equivalent to RMB119,293) with the bank was provided Fangdd Network Holding Ltd. as collateral of the borrowings.

From May to December, 2019, the Group borrowed one-year short-term loans of total RMB30,000 from Bank of Shanghai, at annual interest rate of 6.09%. The Group pledged certain accounts receivable from real estate developers derived from the certain projects with balance of RMB37,970 for a line of credit of RMB100,000 for the period from April 2019 to March 2020,

During the year ended December 31, 2019, the Group obtained 6-month loans of total RMB80,000 from Bank of China, at annual interest rate ranging from 5% to 6%. The Group pledged a series of accounts receivable from real estate developers derived from the certain projects with the balance of RMB92,452 as of December 31, 2019 as security for the loans.

In December, 2019, Agriculture Bank of China provided the Group with a one-year loan of RMB25,000, at an annual interest rate of 5%. Shenzhen Fangdd Network Technology Ltd. pledged accounts receivable from real estate developers derived from the certain projects with balance of RMB58,049.

In December 2019, the Group borrowed 6-month loans of total RMB20,000 from Bank of Hangzhou, all at annual interest rate of 6.09%. The Group pledged a series of accounts receivable from real estate developers derived from the certain projects with the balance of RMB51,128. The Group also obtained a one-year loan of RMB20,000 from China Construction Bank in August 2019, at an annual interest rate of 5.655%.

In 2019, China Zheshang Bank Co., Ltd. provided the Group with one-year loans of total RMB30,000, at an annual interest rate of 6.09%. Shenzhen Fangdd Network Technology Ltd. pledged accounts receivable from real estate developers derived from certain projects with balance of RMB23,951.

From October 2019 to July 2020, Shanghai Fangdd Network Technology Ltd. obtained loans of total RMB85,000 from Zhejiang Chouzhou Commercial Bank at annual interest rate of 7.8%. The loans are secured by real estate properties of a company owned by one of the founder’s spouse, Suzhou Chaxiaobai Culture & Media Co., Ltd and one of the Company’s equity method investment, Jiushi, as collateral of the borrowings (see note 20).

The loan agreements with China Merchants Bank, Agriculture Bank of China, Zhejiang Chouzhou Commercial Bank, China Construction Bank and Bank of China contain certain financial and non-financial covenants. As of December 31, 2018 and 2019, the Group is in compliance with the covenants.